LVIP Mondrian International Value Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.31%
Australia–1.31%
Aurizon Holdings Ltd.	6,268,555	$15,298,196
		15,298,196
Austria–1.57%
ANDRITZ AG	259,273	18,370,000
		18,370,000
France–9.13%
Bouygues SA	723,872	24,221,677
Kering SA	65,331	18,678,945
Pernod Ricard SA	41,001	6,188,817
Sanofi SA	280,636	32,144,910
Vinci SA	217,054	25,357,340
		106,591,689
Germany–10.89%
Allianz SE	114,096	37,466,739
Continental AG	202,712	13,119,218
Deutsche Post AG	687,209	30,621,601
Evonik Industries AG	1,314,042	30,717,226
Heidelberg Materials AG	139,901	15,199,318
		127,124,102
Hong Kong–5.09%
CK Hutchison Holdings Ltd.	4,238,000	24,368,698
Jardine Matheson Holdings Ltd.	422,500	16,502,850
WH Group Ltd.	23,367,362	18,516,301
		59,387,849
Italy–6.88%
Enel SpA	4,744,880	37,896,631
Eni SpA	620,645	9,452,492
Snam SpA	6,486,038	33,002,297
		80,351,420
Japan–24.62%
FUJIFILM Holdings Corp.	1,344,200	34,492,326
Fujitsu Ltd.	2,123,000	43,361,047
Hitachi Ltd.	596,000	15,679,082
Honda Motor Co. Ltd.	1,699,800	17,828,829
Kao Corp.	190,600	9,427,556
KDDI Corp.	344,800	11,021,125
Kyocera Corp.	1,066,300	12,315,589
MINEBEA MITSUMI, Inc.	755,400	14,811,043
Mitsubishi Electric Corp.	804,100	12,887,419
Nippon Telegraph & Telephone Corp.	17,086,600	17,452,168
Panasonic Holdings Corp.	1,018,400	8,807,592
Secom Co. Ltd.	563,600	20,759,773
Sony Group Corp.	1,858,500	35,915,698
Sumitomo Metal Mining Co. Ltd.	455,400	13,596,253
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toyota Industries Corp.	248,800	$19,085,198
		287,440,698
Netherlands–4.26%
Koninklijke Ahold Delhaize NV	506,083	17,480,626
†Koninklijke Philips NV	983,867	32,220,519
		49,701,145
Singapore–4.98%
Singapore Telecommunications Ltd.	9,009,600	22,712,394
United Overseas Bank Ltd.	1,414,981	35,417,186
		58,129,580
Spain–3.19%
Banco Santander SA	7,273,161	37,246,177
		37,246,177
Switzerland–4.20%
Novartis AG	154,333	17,715,426
Roche Holding AG	42,909	13,719,118
Sandoz Group AG	422,440	17,604,370
		49,038,914
Taiwan–0.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	118,000	3,568,357
		3,568,357
United Kingdom–22.88%
Associated British Foods PLC	520,275	16,227,923
BP PLC	3,614,709	18,929,631
British American Tobacco PLC	342,835	12,485,545
GSK PLC	1,552,005	31,466,669
Imperial Brands PLC	1,078,582	31,334,887
Kingfisher PLC	4,232,069	18,218,971
Lloyds Banking Group PLC	53,662,161	42,185,260
Shell PLC	665,334	21,570,822
SSE PLC	1,484,315	37,367,293
Tesco PLC	2,140,967	10,267,308
WPP PLC	2,647,004	27,008,981
		267,063,290
Total Common Stock (Cost $901,267,321)		1,159,311,417

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.10%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.94%)	1,086,038	$1,086,038
Total Money Market Fund (Cost $1,086,038)		1,086,038

TOTAL INVESTMENTS–99.41% (Cost $902,353,359)	$1,160,397,455
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	6,933,713
NET ASSETS APPLICABLE TO 61,262,853 SHARES OUTSTANDING–100.00%	$1,167,331,168

ΔSecurities have been classified by country of origin.
†Non-income producing.
LVIP Mondrian International Value Fund–2